Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) - Cash flow hedge derivatives € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	741	(1,362)
Change in fair value (effective hedge)	€ (1,479)	€ (280)
Change in fair value (ineffective hedge)	€ (51)	€ (1)
Commodity price risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	825	(1,362)
Change in fair value (effective hedge)	€ (1,482)	€ (280)
Change in fair value (ineffective hedge)	€ (51)	€ (1)
Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	461	(821)
Change in fair value (effective hedge)	€ (2,016)	€ (438)
Change in fair value (ineffective hedge)	€ (46)
Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	364	(541)
Change in fair value (effective hedge)	€ 534	€ 158
Change in fair value (ineffective hedge)	€ (5)	€ (1)
Interest rate risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	(84)
Change in fair value (effective hedge)	€ 3
Interest rate risk | Interest rate swap contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	(84)
Change in fair value (effective hedge)	€ 3